Segmented information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Results of Operations and Assets for Segments

	Three months ended June 30, 2026
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$517.3	$10.4	$—	$527.7
Other revenue	15.7	0.1	0.4	16.2
Fuel, power, water purchased and other cost of sales	132.1	—	—	132.1
Net revenue	400.9	10.5	0.4	411.8
Operating expenses	215.4	3.0	—	218.4
Depreciation and amortization	103.8	1.9	0.3	106.0
Loss (gain) on foreign exchange	4.8	0.1	(1.1)	3.8
Operating income	76.9	5.5	1.2	83.6
Interest expense	(44.7)	(0.1)	(32.3)	(77.1)
Income from long-term investments	4.7	—	3.6	8.3
Other income	6.3	—	—	6.3
Pension and other post-employment non-service costs	(1.1)	—	—	(1.1)
Other net losses	(22.6)	—	(5.6)	(28.2)
Earnings (loss) before income taxes	19.5	5.4	(33.1)	(8.2)
Income tax recovery (expense)	(8.7)	(1.4)	7.5	(2.6)
Net effect of non-controlling interests	19.2	(0.9)	—	18.3
Net earnings (loss) from continuing operations attributable to shareholders	$30.0	$3.1	$(25.6)	$7.5
Capital expenditures	$155.6	$0.7	$—	$156.3
(1) Regulated Services Group revenue includes $16.3 million related to alternative revenue programs for the three months ended June 30, 2026 that do not represent revenue recognized from contracts with customers.
14.Segmented information (continued)

	Three months ended June 30, 2025
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total (2)
Revenue (1)	$504.3	$10.2	$—	$514.5
Other revenue	12.6	0.4	0.3	13.3
Fuel, power, water purchased and other cost of sales	130.5	—	—	130.5
Net revenue	386.4	10.6	0.3	397.3
Operating expenses	205.3	3.0	3.2	211.5
Depreciation and amortization	105.0	1.8	0.2	107.0
Loss on foreign exchange	3.2	0.2	10.6	14.0
Operating income (loss)	72.9	5.6	(13.7)	64.8
Interest expense	(34.1)	(0.3)	(33.4)	(67.8)
Income (loss) from long-term investments	(0.1)	0.1	6.7	6.7
Other income	5.7	—	—	5.7
Pension and other post-employment non-service costs	(2.8)	—	—	(2.8)
Other net gains (losses)	(2.9)	—	2.4	(0.5)
Gain on derivative financial instruments	0.3	—	—	0.3
Earnings (loss) before income taxes	39.0	5.4	(38.0)	6.4
Income tax recovery (expense)	(14.1)	4.5	2.6	(7.0)
Net effect of non-controlling interests	19.0	(1.0)	—	18.0
Net earnings (loss) from continuing operations attributable to shareholders	$43.9	$8.9	$(35.4)	$17.4
Capital expenditures	$136.2	$0.7	$—	$136.9
(1) Regulated Services Group revenue includes $16.2 million related to alternative revenue programs for the three months ended June 30, 2025 that do not represent revenue recognized from contracts with customers.
(2) Reflect results of continuing operations

	Six months ended June 30, 2026
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$1,285.6	$19.5	$—	$1,305.1
Other revenue	30.1	0.2	0.9	31.2
Fuel purchased, power purchased, water production and other cost of sales	392.5	—	—	392.5
Net revenue	923.2	19.7	0.9	943.8
Operating expenses	454.5	6.1	0.8	461.4
Depreciation and amortization	210.0	3.7	0.5	214.2
Loss (gain) on foreign exchange	5.5	0.1	(1.8)	3.8
Operating income	253.2	9.8	1.4	264.4
Interest expense	(81.9)	(0.3)	(67.5)	(149.7)
Income from long-term investments	6.1	—	6.6	12.7
Other income	12.9	—	—	12.9
Pension and other post-employment non-service costs	(2.6)	—	—	(2.6)
Other net losses	(33.3)	(0.3)	(15.9)	(49.5)
Earnings (loss) before income taxes	154.4	9.2	(75.4)	88.2
Income tax recovery (expense)	(43.4)	(2.0)	14.0	(31.4)
Net effect of non-controlling interests	38.4	(2.0)	—	36.4
Net earnings (loss) from continuing operations attributable to shareholders	$149.4	$5.2	$(61.4)	$93.2
Capital expenditures	$239.8	$1.0	$—	$240.8
	June 30, 2026
Property, plant and equipment	$9,619.7	$134.7	$28.5	$9,782.9
Investments carried at fair value	2.0	—	—	2.0
Equity-method investees	47.8	—	—	47.8
Total assets	13,570.6	160.8	191.8	13,923.2
(1) Regulated Services Group revenue includes $24.3 million related to alternative revenue programs for the six months ended June 30, 2026 that does not represent revenue recognized from contracts with customers.
14.Segmented information (continued)

	Six months ended June 30, 2025
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$1,171.8	$19.7	$—	$1,191.5
Other revenue	27.4	0.5	0.8	28.7
Fuel purchased, power purchased, water production and other cost of sales	343.2	—	—	343.2
Net revenue	856.0	20.2	0.8	877.0
Operating expenses	403.7	5.5	3.9	413.1
Depreciation and amortization	198.3	3.6	0.4	202.3
Loss on foreign exchange	5.8	0.2	11.9	17.9
Operating income (loss)	248.2	10.9	(15.4)	243.7
Interest expense	(69.2)	(0.5)	(69.5)	(139.2)
Income from long-term investments	2.7	0.2	6.6	9.5
Other income	11.3	—	—	11.3
Pension and other post-employment non-service costs	(0.5)	—	—	(0.5)
Other net losses	(10.3)	—	(3.9)	(14.2)
Gain (loss) on derivative financial instruments	0.6	—	(7.5)	(6.9)
Earnings (loss) before income taxes	182.8	10.6	(89.7)	103.7
Income tax recovery (expense)	(53.2)	16.9	9.5	(26.8)
Net effect of non-controlling interests	37.9	(2.0)	—	35.9
Net earnings (loss) from continuing operations attributable to shareholders	$167.5	$25.5	$(80.2)	$112.8
Capital expenditures	$236.4	$1.2	$—	$237.6
	December 31, 2025
Property, plant and equipment	$9,578.6	$141.9	$29.4	$9,749.9
Investments carried at fair value	2.1	—	—	2.1
Equity-method investees	49.0	—	—	49.0
Total assets	13,517.0	171.9	447.3	14,136.2
(1) Regulated Services Group revenue includes $18.7 million related to alternative revenue programs for the six months ended June 30, 2025 that does not represent revenue recognized from contracts with customers.

Schedule of Information on Operations by Geographic Area	Information on operations by geographic area is as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Revenue
United States	$433.1	$416.1	$1,100.7	$988.9
Canada	23.4	23.1	62.2	57.3
Other regions	87.4	88.6	173.4	174.0
	$543.9	$527.8	$1,336.3	$1,220.2